INVESTMENTS IN AFFILIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2017 and 2016, we have the following participation in investments that are recorded using the equity method:

	2017	2016
Golar Partners (1)	31.8%	33.9%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Power	50%	50%
OneLNG	51%	51%
The Cool Pool Limited ("Pool Manager") (2)	33%	33%

(1) As of December 31, 2017, we held a 31.8% (2016: 33.9%) ownership interest in Golar Partners (including our 2% general partner interest) and 100% of the IDRs.
(2) The Pool Manager is a Marshall Islands service company that was established in September 2015 to facilitate the joint operations under the Cool Pool.

The carrying amounts of our investments in our equity method investments as at December 31, 2017 and 2016 are as follows:

(in thousands of $)	2017	2016
Golar Partners	467,097	507,182
ECGS	5,385	4,864
Golar Power	228,696	126,534
OneLNG	2,047	10,200
Equity in net assets of affiliates	703,225	648,780

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2017	2016
Cost	877,810	746,918
Dividend	(287,263)	(234,597)
Equity in net earnings of other affiliates	107,553	133,001
Share of other comprehensive income in affiliate	5,125	3,458
Equity in net assets of affiliates	703,225	648,780

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2017					December 31, 2016
	ECGS	Golar Partners	Pool Manager	Golar Power	One LNG	ECGS	Golar Partners	Pool Manager	Golar Power	One LNG
Balance Sheet
Current assets	37,476	311,496	40,661	61,374	14,955	34,415	160,927	9,695	59,419	19,939
Non-current assets	333	2,115,875	—	713,646	—	163	2,091,781	—	567,646	—
Current liabilities	25,836	180,087	40,661	60,033	10,941	23,648	215,472	9,695	60,613	1,137
Non-current liabilities	1,203	1,399,683	—	174,656	—	1,203	1,432,807	—	211,060	—
Non-controlling interest	—	76,544	—	—	—	—	67,976	—	—	—

Statement of Operations
Revenue	44,052	433,102	159,460	7,354	—	60,786	441,598	73,348	4,059	—
Net income (loss)	1,047	144,848	—	(7,899)	(14,883)	(595)	185,742	—	21,068	(1,200)